Schedule of Property, Plant and Equipment Useful Lives (Details) - HCYC Group Company Limited [Member]	Sep. 30, 2024	Mar. 31, 2024
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Useful life	5 years	5 years
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Useful life	3 years	3 years